OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008

October 3, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Emerging Markets Local Debt Fund (the “Registrant”) Reg. No. 333-165865; File No. 811-22400

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 27, 2017.

Sincerely,
/s/ Emily Ast
Emily Ast Vice President & Associate General Counsel 212-323-5086 east@ofiglobal.com

cc:	Ropes & Gray LLP Gloria LaFond Taylor Edwards, Esq.